Fees Summary	Apr. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,802,000
Previously Paid Amount	0.00
Total Fee Amount	275.89
Total Offset Amount	0.00
Net Fee	275.89
Narrative - Max Aggregate Offering Price	$ 1,802,000
Final Prospectus	true